Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2023
Investments In Associates And Joint Ventures [Abstract]
Investments in Associates and Joint Ventures
11.
Investments in Associates and Joint Ventures

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	9,260	9,855
MIH	7,250	7,959
Appcard, Inc., or Appcard	108	108
PG1	—	—
Asia Outsourcing Beta Limited, or Beta	—	—
AF Payments, Inc., or AFPI	—	—
	16,618	17,922
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	33,649	33,584
Telecommunications Connectivity, Inc., or TCI	41	40
PFC	—	—
VFC	—	—
	33,690	33,624
Total carrying value of investments in associates and joint ventures	50,308	51,546

Changes in the cost of investments for the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Balances at beginning of the year	63,020	61,986
Additions during the year	1,636	3,514
Disposals	—	(2,421)
Translation and other adjustments	2	(59)
Balances at end of the year	64,658	63,020

Changes in the accumulated impairment losses for the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Balances at beginning of the year	2,805	2,755
Additions during the year (Note 4)	70	50
Balances at end of the year	2,875	2,805

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Balances at beginning of the year	(8,669)	(5,867)
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method	—	(6)
Disposals	—	(37)
Equity share in net earnings (losses) of associates and joint ventures:	(2,806)	(3,304)
VTI, Bow Arken and Brightshare	66	74
Appcard	—	(2)
PG1	—	(124)
TCI	—	1
Multisys	—	(95)
VFC	(2)	(1)
PFC	(2)	(2)
MediaQuest PDRs	(595)	(129)
MIH	(2,273)	(3,026)
Translation and other adjustments	—	545
Balances at end of the year	(11,475)	(8,669)

Investments in Associates

Investment of ePLDT in MediaQuest PDRs

In 2012, ePLDT made deposits totaling Php6 billion to MediaQuest, an entity wholly-owned by the PLDT Beneficial Trust Fund, for the issuance of PDRs by MediaQuest in relation to its indirect interest in Cignal TV. Cignal TV is a wholly-owned subsidiary of Satventures, which is a wholly-owned subsidiary of MediaQuest incorporated in the Philippines. The Cignal TV PDRs confer an economic interest in common shares of Cignal TV indirectly owned by MediaQuest, and when issued, will provide ePLDT with a 40% economic interest in Cignal TV.

Cignal TV operates a direct-to-home, or DTH, Pay-TV business under the brand name “Cignal TV”, which is the largest DTH Pay-TV operator in the Philippines.

In June 2013, ePLDT’s Board of Directors approved additional Php3.6 billion investment by ePLDT in PDRs to be issued by MediaQuest in relation to its interest in Satventures. The Satventures PDRs confer an economic interest in common shares of Satventures owned by MediaQuest and provide ePLDT with a 40% economic interest in Satventures.

The PLDT Group’s financial investment in PDRs of MediaQuest is part of the PLDT Group’s overall strategy of broadening its distribution platforms and increasing the PLDT Group’s ability to deliver multimedia content to its customers across the PLDT Group’s broadband and mobile networks.

ePLDT’s aggregate value of investment in MediaQuest PDRs amounted to Php9,260 million and Php9,855 million as at December 31, 2023 and 2022, respectively. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Accounting for investment in MediaQuest through PDRs.

The table below presents the summarized financial information of Satventures and subsidiaries as at December 31, 2023 and 2022, and for the years ended December 31, 2023, 2022 and 2021:

	2023	2022
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	22,153	21,910
Current assets	7,974	8,612
Noncurrent liabilities	1,682	2,418
Current liabilities	12,976	11,706
Equity	15,469	16,398
Carrying amount of interest in Satventures	9,260	9,855
Additional Information:
Cash and cash equivalents	797	688
Current financial liabilities(1)	2,635	986
Noncurrent financial liabilities(1)	469	1,148

(1)
Excluding trade, other payables and provisions.

	2023	2022	2021
		(in million pesos)
Income Statements:
Revenues	8,637	11,189	11,467
Depreciation and amortization	1,304	1,424	1,268
Interest income	(46)	(3)	2
Interest expense	281	212	219
Provision for income tax	(334)	16	200
Net income (loss) / Total comprehensive income (loss)	(929)	(203)	110
Equity share in net earnings (losses) of Satventures	(595)	(130)	70

Investment of PCEV in MIH

Consolidation of the Digital Investments of Smart under PCEV

The consolidation of the various Digital Investments under PCEV was approved by the Board of Directors of PCEV on February 27, 2018 and carried out through the following transactions:

(i)
PCEV entered into a Share Purchase Agreement with Voyager Innovations, Inc., or Voyager, to purchase
53.4 million ordinary shares of MIH representing 100% of the issued and outstanding ordinary shares of MIH, for a total consideration of Php465 million;
(ii)
MIH entered into a Share Purchase Agreement with Smart to purchase all of its 170 million common shares of Voyager for a total consideration of Php3,527 million; and
(iii)
PCEV entered into a Subscription Agreement with MIH to subscribe to additional 95.9 million ordinary shares of MIH, with a par value of SG$1.00 per ordinary share, for a total subscription price of SG$96 million, or
Php3,806 million, which was settled on April 13, 2018.

Loss of Control over MIH

The agreements to subscribe to MIH’s Convertible Class A preferred shares with a total subscription price to US$215 million were entered into in 2018 by PLDT, as the ultimate Parent Company of PCEV, MIH, Vision Investment Holdings Pte. Ltd., or Vision, an entity indirectly controlled by KKR, Cerulean Investment Limited, or Cerulean, an entity indirectly owned and controlled by Tencent, International Finance Corporation, or IFC, and IFC Emerging Asia Fund, or IFC EAF, a fund managed by IFC Asset Management Company, or IFC AMC. As a result, PCEV’s ownership was diluted to 48.74% and retained two out of five BOD seats in MIH, which resulted in a loss of control. Consequently, PCEV accounted for its remaining interest in MIH as an investment in an associate.

PLDT, through PCEV, KKR, Tencent, IFC and IFC EAF, or the Subscribers, entered into a new subscription agreement on April 16, 2020 with VIH to commit up to US$120 million of new funding. The Notes Subscription Agreement covers the issuance of VIH’s Convertible Loan Notes, or the VIH Notes, with an aggregate principal amount of US$65 million and issuance of Warrants with an aggregate subscription amount of US$55 million.

MIH appointed a new director on June 17, 2020, representing IFC, bringing the total number of BOD seats in MIH to six. PCEV still holds two out of the six BOD seats after the appointment of the new director.

VIH issued the Convertible Loan Note Instruments and Warrant Certificates to the Subscribers on May 14, 2020. PCEV paid US$10.8 million for the VIH Notes and received a Warrant Certificate amounting to US$9.2 million. The investments in Convertible Note and Warrants are both measured at FVPL.

The Convertible Note issued to PCEV was converted in full into 8 million Class A2 Preferred Shares at US$1.3685 per share on December 31, 2020. Thereafter, PCEV’s ownership was diluted from 48.74% to 43.97%.

On March 12, 2021, PCEV, KKR and Tencent exercised their right to subscribe for additional Class A2 Convertible Preference Shares of VIH in accordance with the warrant instrument issued by VIH. PCEV paid a total exercise price of US$9.2 million on March 29, 2021. As a result, PCEV’s ownership was diluted from 43.97% to 41.87% and a gain on deemed disposal amounting to Php826 million was recognized.

Investment in Class B Convertible Preference Shares

On June 11, 2021, PCEV, KKR, Tencent, and IFC Financial Institutions Growth Fund, a fund managed by IFC AMC, entered into a new subscription agreement with MIH to subscribe to US$120.8 million Class B convertible preferred shares of MIH. PCEV paid a total consideration of US$25 million or Php1,218 million for 15.6 million MIH convertible preferred shares and resulting to another equity interest dilution from 41.87% to 38.45%.

Investment in Class C Convertible Preference Shares

On April 7, 2022, PCEV participated in the new round of fundraise for MIH amounting to US$62 million. Leading the round was the new investor SIG Venture Capital. Also participating in the round were the other existing shareholders KKR, Tencent, IFC, IFC EAF and IFC Financial Institutions Growth Fund, as well as new investors including Singapore-based global investor EDBI and investment holding company, First Pacific Ventures Limited. Thereafter, PCEV’s ownership in MIH was diluted from 38.45% to 36.82%.

On August 12, 2022, a new investor signed a subscription agreement with MIH resulting in further dilution of PCEV’s equity interest from 36.82% to 36.63%. See related disclosures on gain on dilution on Note 5 – Other Income (Expenses).

Investment in Class C2 Convertible Preference Shares

On December 13, 2023, PCEV, along with other existing shareholders KKR, Tencent, SIG, First Pacific Ventures and Jumel Holdings, entered into a new subscription agreement with MIH to subscribe to US$80 million Class C2 convertible preferred shares of MIH. The subscription agreement covers the issuance of MIH’s class C2 convertible preferred shares, with an aggregate principal amount of US$80 million and issuance of warrants with an aggregate subscription amount of US$32 million.

On the first closing, PCEV paid a consideration of US$28 million or Php1,563 million for 12.3 million MIH class C2 convertible preferred shares and received a warrant certificate amounting to US$11.2 million, thereby increasing PCEV’s ownership in MIH from 36.63% to 36.97%. The amount of US$15 million or Php849 million for 6.7 million MIH class C2 convertible preferred shares remained outstanding as at December 31, 2023.

The following summarizes the subscription agreements entered into by PCEV with MIH:

Date	Number of Shares Sold	Number of Shares	Total Consideration	PCEV's Equity Interest
		(in millions)
March 14, 2018	Acquisition of Ordinary Shares	53.4	465	100%
March 14, 2018	Subscription of Ordinary Shares	95.9	3,806	100%
December 31, 2020	Conversion of notes to Class A2 preference shares	7.9	544	44%
March 12, 2021	Exercise of warrants to subscribe Class A2 preference shares	6.7	447	42%
June 11, 2021	Subscription to Class B convertible preferred shares	15.6	1,218	38%
April 7, 2022	Subscription to Class C convertible preferred shares	27.2	3,252	37%
December 13, 2023	Subscription to Class C2 convertible preferred shares	19.0	2,412	37%

PCEV’s percentage equity interest in MIH stood at 36.97% and 36.63% as at December 31, 2023 and 2022, respectively.

The summarized financial information of MIH as at December 31, 2023 and 2022, and for the years ended
December 31, 2023, 2022 and 2021 is shown below:

	2023	2022
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	4,309	3,514
Current assets	17,942	18,599
Noncurrent liabilities	190	252
Current liabilities	13,446	10,850
Equity	8,615	11,011
Carrying amount of interest in MIH	7,250	7,959
Additional Information:
Cash and cash equivalents	6,682	6,410
Current financial liabilities(1)	13,317	10,740

(1) Excluding statutory payables and accrued taxes.

	2023	2022	2021
		(in million pesos)
Income Statements:
Revenues	8,553	7,683	5,336
Depreciation and amortization	348	182	218
Interest income	112	133	9
Provision for income tax	32	2	2
Net loss	(6,153)	(8,155)	(5,541)
Other comprehensive income	—	—	30
Total comprehensive losses	(6,153)	(8,155)	(5,511)
Equity share in net losses of MIH (1)	(2,273)	(3,026)	(2,237)

(1) 2023 and 2022 amounts include impact of 2022 and 2021 audit adjusting entries, respectively.

The carrying value of PCEV’s investment in MIH as at December 31, 2023 and 2022 are as follows.

	2023	2022
	(in million pesos)
MIH Equity(1)	6,895	9,714
PCEV's noncontrolling interests	36.97%	36.63%
Share in net assets of MIH	2,549	3,558
Goodwill arising from acquisition	4,701	4,401
Carrying amount of interest in MIH	7,250	7,959

(1) MIH Equity is net of Php1,720 million and Php1,297 million Stock Option in 2023 and 2022, respectively.

Investment of PLDT Capital Pte. Ltd., or PLDT Capital, in AppCard

A Convertible Preferred Stock Purchase Agreement was entered into by PLDT Capital with AppCard for US$5 million on October 9, 2015. AppCard, a Delaware Corporation, is engaged in the business of developing, marketing, selling and servicing digital loyalty program platforms.

On December 29, 2023, PLDT Capital entered into an Instrument of Transfer with its penultimate holding company, PLDT Digital, relating to the acquisition of PLDT Capital’s 2.9 million shares of Series B Preferred Stock in AppCard for a purchase consideration of Php97 million. The transfer of shares to PLDT Digital was completed on the same day.

Investment of PLDT Capital in Beta

PLDT, through PGIC, entered into a Subscription and Shareholders’ Agreement with Asia Outsourcing Alpha Limited on February 5, 2013. Under the terms of the agreement, PLDT, acquired 20% equity interest in Beta for a total consideration of US$40 million. Asia Outsourcing Gamma Limited, or AOGL, a wholly-owned subsidiary of Beta, divested its healthcare BPO business in 2014 for a total consideration of US$235 million, upon which PGIC received a total cash distribution of US$41.8 million from Beta. Following the divestment of its customer relationship management business by AOGL in 2016 for a total consideration of US$190.9 million, PGIC received a cash distribution of US$11.2 million from Beta through redemption of its preferred shares and portion of its ordinary shares. Following the 2017 sale by AOGL of SPi Global, an outsourced services provider,for a total consideration of US$330 million, PGIC received a total cash distribution of
US$57.1 million from Beta through redemption of a portion of its ordinary shares.

On May 14, 2021, PGIC entered into an Instrument of Transfer with its affiliate, PLDT Capital, relating to the acquisition of PGIC’s 554 ordinary shares (or 18.32% full economic interest) in Beta for a purchase consideration of US$0.68 million. PGIC received the cash consideration from PLDT Capital also on May 14, 2021. The transfer of shares to PLDT Capital was completed on May 25, 2021.

On May 17, 2022, following the final indemnity claims of the buyer of SPi Global, PLDT Capital received a cash distribution of US$1.2 million from Beta through redemption of all its ordinary shares, resulting in the full divestment of the investment in Beta.

Investment in PG1

On February 28, 2022, PLDT signed a Deed of Assignment under which investors led by Philex Mining Corporation, Metro Pacific Investments Corporation, or MPIC, and Roxas Holdings, Inc. separately acquired a total of Php44.7 million worth of equity interest in PG1 from PLDT. In addition, PG1 appointed a new director bringing the total number of directors to nine. As a result, PLDT’s ownership was diluted from 65.3% to 47.6% and retained four out of nine total board seats which resulted in a loss of control. Consequently, PLDT accounted for its remaining interest in PG1 as an investment in associate. See the related discussion on Note 2 – Summary of Material Accounting Policies - Loss of Control of PLDT over PG1.

The carrying value of investment in PG1 amounted to nil as at December 31, 2023 and 2022, as the equity share in net losses of PG1 is recognized only up to the extent of its carrying value. The excess of the equity share in net losses over its carrying value amounted to nil and Php3 million as at December 31, 2023 and 2022, respectively.

The summarized financial information of PG1 as at and for the years ended December 31, 2023 and 2022 is shown below:

	2023	2022
	(in million pesos)
Statement of Financial Position:
Noncurrent assets	3,103	3,283
Current assets	155	123
Noncurrent liabilities	3,152	3,146
Current liabilities	1,210	847
Deficit	1,104	587

Income Statement:
Revenues	53	50
Depreciation and amortization	227	107
Net loss / Total comprehensive loss	(491)	(117)
Equity share in net losses of PG1	(235)	(56)

Investment of Smart in AFPI

Smart, along with other conglomerates MPIC and Ayala Corporation, or Ayala, embarked on a venture in 2013 to bid for the Automated Fare Collection System, or AFCS, a project of the Department of Transportation and Communications, or DOTC, and Light Rail Transit Authority, to upgrade the Light Rail Transit 1 and 2, and Metro Rail Transit ticketing systems.

AFPI, the joint venture company, was incorporated in the Philippines and registered with the Philippine SEC in 2014. Smart initially subscribed to Php503 million equivalent to 503 million shares at a subscription price of Php1.00 per share representing 20% equity interest, and participated in subsequent capital calls, thereafter. MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.

Smart has retained its 20% equity interest in AFPI as at December 31, 2023 and 2022.

The summary of Smart's investments in AFPI as at December 31, 2023 and 2022 is shown below:

	2023	2022
	(in million pesos)
Common shares	625.7	625.7
Preferred shares	434.2	364.2

Smart’s investment in AFPI has been fully impaired as at December 31, 2023 and 2022. Share in net cumulative losses were not recognized as it does not have any legal or constructive obligation to pay for such losses and have not made any payments on behalf of AFPI.

Investments in Joint Ventures

Investments of PLDT in VTI, Bow Arken and Brightshare

The Company’s acquisition of 50% equity interest, including outstanding advances and assumed liabilities, in the telecommunications business of San Miguel Corporation, or SMC, was approved by the PLDT Board on May 30, 2016. Globe acquired the remaining 50% interest. PLDT and Globe executed separate purchase agreements : (i) with SMC to acquire the entire outstanding capital, including outstanding advances and assumed liabilities, in VTI (and the other subsidiaries of VTI), which holds SMC’s telecommunications assets through its subsidiaries, or the VTI Transaction; and
(ii) with the owners of two other entities, Bow Arken (the parent company of New Century Telecoms, Inc.) and Brightshare (the parent company of eTelco, Inc.), which separately hold additional spectrum frequencies through their respective subsidiaries, or the Bow Arken Transaction and Brightshare Transaction, respectively. We refer to the VTI Transaction, Bow Arken Transaction and Brightshare Transaction collectively as the SMC Transactions.

The consideration in the amount of Php52.8 billion representing the purchase price for the equity interest and assigned advances of previous owners to VTI, Bow Arken and Brightshare was paid in three tranches: 50% upon signing of the Share Purchase Agreements on May 30, 2016, 25% on December 1, 2016 and the final 25% on May 30, 2017. The Share Purchase Agreements also provide that PLDT and Globe, through VTI, Bow Arken and Brightshare, would assume liabilities amounting to Php17.2 billion from May 30, 2016. In addition, the Share Purchase Agreements contain a price adjustment mechanism based on the variance in these assumed liabilities to be agreed among PLDT, Globe and previous owners on the results of the confirmatory due diligence procedures jointly performed by PLDT and Globe. On May 29, 2017, PLDT and Globe paid the previous owners the net amount of Php2.6 billion in relation to the aforementioned price adjustment based on the result of the confirmatory due diligence. See Note 27 – Financial Assets and Liabilities – Commercial Commitments.

As part of the SMC Transactions, PLDT and Globe acquired certain outstanding advances made by the former owners of VTI, Bow Arken and Brightshare to VTI, Bow Arken and Brightshare or their respective subsidiaries. The largest amounts of the advances outstanding to PLDT since the date of assignment to PLDT amounted to Php11,359 million:
(i) Php11,038 million from VTI and its subsidiaries; (ii) Php238 million from Bow Arken and its subsidiaries; and
(iii) Php83 million from Brightshare and its subsidiaries.

PLDT and Globe each subscribed to 2.8 million new preferred shares on February 28, 2017. The shares were to be issued out of the unissued portion of the existing authorized capital stock of VTI, at a subscription price of Php4 thousand per subscribed share (inclusive of a premium over par of Php3 thousand per subscribed share) or a total subscription price for each of
Php11,040 million (inclusive of a premium over par of Php8,280 million). PLDT and Globe’s assigned advances from SMC which were subsequently reclassified to deposit for future subscription of each amounting to Php11,040 million were applied as full subscription payment for the subscribed shares. PLDT and Globe each subscribed to 800 thousand new preferred shares of the authorized capital stock of VTI, at a subscription price of Php4 thousand per subscribed share (inclusive of a premium over par of Php3 thousand per subscribed share), or a total subscription price for each Php3,200 million (inclusive of a premium over par of Php2,400 million). PLDT and Globe each paid Php148 million in cash for the subscribed shares upon execution of the relevant agreement. The remaining balance of the subscription price of PLDT and Globe were fully paid as at December 29, 2017.

PLDT and Globe each subscribed to 600 thousand new preferred shares of the authorized capital stock of VTI on
December 15, 2017, at a subscription price of Php5 thousand per subscribed share (inclusive of a premium over par of
Php4 thousand per subscribed share), for a total subscription price of Php3,000 million (inclusive of a premium over par of Php2,400 million). PLDT and Globe each paid Php10 million in cash for the subscribed shares upon execution of the agreement. The remaining balance of the subscription price was paid via conversion of advances amounting to
Php2,990 million as at December 31, 2017.

The amount of the advances outstanding of PLDT, to cover for the assumed liabilities and working capital requirements of the acquired companies, amounted to Php69 million each as at December 31, 2023 and 2022, respectively.

Summarized Financial Information

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2023 and 2022, and for the years ended December 31, 2023, 2022 and 2021:

	2023	2022
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	78,046	77,543
Current assets	4,375	4,617
Noncurrent liabilities	9,186	9,264
Current liabilities	2,174	2,260
Equity	71,061	70,636
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,649	33,584
Additional Information:
Cash and cash equivalents	2,387	2,733
Current financial liabilities (1)	72	142

(1) Excluding trade, other payables and provisions.

	2023	2022	2021
		(in million pesos)
Income Statements:
Revenues	4,344	4,033	3,772
Depreciation and amortization	1,685	1,569	1,490
Interest income	111	45	16
Provision for income tax	186	178	174
Net income / Total comprehensive income	132	148	157
PLDT's share	66	74	79
CREATE adjustment	—	—	892
Equity share in net income of VTI, Bow Arken and Brightshare	66	74	971

The carrying value of PLDT’s investment in VTI, Bow Arken and Brightshare as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
VTI, Bow Arken and Brightshare equity	71,061	70,636
PLDT's share	50%	50%
Share in net assets of VTI, Bow Arken and Brightshare	35,530	35,318
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(239)	(230)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Non-controlling interests	(1,055)	(952)
Others	(189)	(154)
Carrying amount of interest in VTI, Bow Arken and Brightshare	33,649	33,584

Notice of Transaction filed with the PCC

Prior to closing the transaction on May 30, 2016, each of PLDT, Globe and SMC submitted notices of the VTI, Bow Arken and Brightshare Transaction (respectively, the VTI Notice, the Bow Arken Notice and the Brightshare Notice and collectively, the Notices) to the PCC pursuant to the Philippine Competition Act, or PCA, and Circular No. 16-001 and Circular No. 16-002 issued by the PCC, or the Circulars. As stated in the Circulars, upon receipt by the PCC of the requisite notices, each of the said transactions shall be deemed approved in accordance with the Circulars.

Subsequently, PLDT and the other parties to the said transactions received separate letters dated June 6 and 7, 2016 from the PCC which essentially stated, that: (a) with respect to VTI Transaction, the VTI Notice is deficient and defective in form and substance, therefore, the VTI Transaction is not “deemed approved” by the PCC, and that the missing key terms of the transaction are critical since the PCC considers certain agreements as prohibited and illegal; and (b) with respect to the Bow Arken and Brightshare Transactions, the compulsory notification under the Circulars does not apply and that even assuming that the Circulars apply, the Bow Arken Notice and the Brightshare Notice are deficient and defective in form and substance.

In response to the PCC’s letter, PLDT submitted its response on June 10, 2016, articulating its position that the VTI Notice is adequate, complete and sufficient and compliant with the requirement under the Circulars and does not contain false material information; as such, the VTI Transaction enjoys the benefit of Section 23 of the PCA. Therefore, the VTI Transaction is deemed approved and cannot be subject to retroactive review by the PCC. Moreover, the parties have taken all necessary steps, including the relinquishment/return of certain frequencies and co-use of the remaining frequencies by Smart and Belltel and Globe and Belltel as discussed above, to ensure that the VTI Transaction will not substantially prevent, restrict or lessen competition to violate the PCA. Nevertheless, in the spirit of cooperation and for transparency, the parties voluntarily submitted to the PCC, among others, copies of the Sale and Purchase Agreements for the PCC’s information and reference.

The PCC required the parties to further submit additional documents relevant to the co-use arrangement and the frequencies subject thereto, as well as other definitive agreements relating to the VTI Transaction in a letter dated June 17, 2016. It also disregarded the deemed approved status of the VTI Transaction in violation of the Circulars which the PCC itself issued, and insisted that it will conduct a full review, if not investigation of the said transaction under the different operative provisions of the PCA.

In the Matter of the Petition against the PCC

PLDT filed before the Court of Appeals, or CA, a Petition for Certiorari and Prohibition (With Urgent Application for the Issuance of a Temporary Restraining Order, or TRO, and/or Writ of Preliminary Injunction), or the Petition, against the PCC on July 12, 2016. The Petition sought to enjoin the PCC from proceeding with the review of the acquisition by PLDT and Globe of equity interest, including outstanding advances and assumed liabilities, in the telecommunications business of SMC, or the SMC Transactions, and performing any act which challenges or assails the “deemed approved” status of the SMC Transactions. On July 19, 2016, the 12th Division of the CA, issued a Resolution directing the PCC through the Office of the Solicitor General, or the OSG, to file its Comment within a non-extendible period of 10 days from notice and show cause why the Petition should not be granted. On August 11, 2016, the PCC through the OSG, filed its Comment to the Petition (With Opposition to Petitioner’s Application for a Writ of Preliminary Injunction).

PLDT filed its Reply to Respondent PCC’s Comment on August 19, 2016. On August 26, 2016, the CA issued a Writ of Preliminary Injunction enjoining and directing the respondent PCC, their officials and agents, or persons acting for and in their behalf, to cease and desist from conducting further proceedings for the pre-acquisition review and/or investigation of the SMC Transactions based on its Letters dated June 7, 2016 and June 17, 2016 during the pendency of the case and until further orders are issued by the CA. On September 14, 2016, the PCC filed a Motion for Reconsideration of the CA’s Resolution. During this time, Globe moved to have its Petition consolidated with the PLDT Petition. In a Resolution promulgated on October 19, 2016, the CA, or the First CA Resolution: (i) accepted the consolidation of Globe’s petition versus the PCC

(CA G.R. SP No. 146538) into PLDT’s petition versus the PCC (CA G.R. SP No. 146528) with the right of replacement;
(ii) admitted the Comment dated October 4, 2016 filed by the PCC; (iii) referred to the PCC for Comment (within 10 days from receipt of notice) PLDT’s Urgent Motion for the Issuance of a Gag Order dated September 30, 2016 and to cite the PCC for indirect contempt; and (iv) ordered all parties to submit simultaneous memoranda within a non-extendible period of
15 days from notice. On November 11, 2016, PLDT filed its Memorandum in compliance with the CA’s Resolution.

The CA issued a Resolution, or the Second CA Resolution, denying PCC’s Motion for Reconsideration dated
September 14, 2016, for lack of merit on February 17, 2017. The CA denied PLDT’s Motion to Cite the PCC for indirect Contempt for being premature. In the same Resolution, as well as in a separate Gag Order attached to the Resolution, the CA granted PLDT’s Urgent Motion for the Issuance of a Gag Order and directed PCC to remove immediately from its website its preliminary statement of concern and submit its compliance within five days from receipt thereof. All the parties were ordered to refrain, cease and desist from issuing public comments and statements that would violate the sub judice rule and subject them to indirect contempt of court. The parties were also required to comment within ten days from receipt of the Second CA Resolution, on the Motion for Leave to Intervene and to Admit the Petition-in-Intervention dated
February 7, 2017 filed by Citizenwatch, a non-stock and non-profit association.

The PCC filed before the Supreme Court a Petition to Annul the Writ of Preliminary Injunction issued by the CA’s 12th Division on August 26, 2016 restraining PCC’s review of the SMC Transactions on April 18, 2017. In compliance with the Supreme Court’s Resolution issued on April 25, 2017, PLDT on July 3, 2017 filed its Comment dated July 1, 2017 to the PCC’s Petition. The Supreme Court issued a Resolution dated July 18, 2017 noting PLDT’s Comment and requiring the PCC to file its Consolidated Reply. The PCC filed a Motion for Extension of Time and prayed that it be granted until
October 23, 2017 to file its Consolidated Reply. The PCC filed its Consolidated Reply to the: (1) Comment filed by PLDT; and (2) Motion to Dismiss filed by Globe on November 7, 2017. The same was noted by Supreme Court in a Resolution dated November 28, 2017.

During the intervening period, the CA rendered its Decision on October 18, 2017, granting the Petitions filed by PLDT and Globe. In its Decision, the CA: (i) permanently enjoined the PCC from conducting further proceedings for the pre-acquisition review and/or investigation of the SMC Transactions based on its Letters dated June 7, 2016 and June 17, 2016; (ii) annulled and set aside the Letters dated June 7, 2016 and June 17, 2016; (iii) precluded the PCC from conducting a full review and/or investigation of the SMC Transactions; (iv) compelled the PCC to recognize the SMC Transactions as deemed approved by operation of law; and (v) denied the PCC’s Motion for Partial Reconsideration dated March 6, 2017, and directed the PCC to permanently comply with the CA’s Resolution dated February 17, 2017 requiring PCC to remove its preliminary statement of concern from its website. The CA clarified that the deemed approved status of the SMC Transactions does not, however, remove the power of PCC to conduct post-acquisition review to ensure that no anti-competitive conduct is committed by the parties.

PCC filed a Motion for Additional Time to file a Petition for Review on Certiorari before the Supreme Court on
November 7, 2017. The Supreme Court granted PCC’s motion in its Resolution dated November 28, 2017.

PLDT, through counsel, received the PCC’s Petition for Review on Certiorari filed before the Supreme Court assailing the CA’s Decision dated October 18, 2017, on December 13, 2017. In this Petition, the PCC raised procedural and substantive issues for resolution. Particularly, the PCC assailed the issuance of the writs of certiorari, prohibition, and mandamus considering that the determination of the sufficiency of the Notice pursuant to the Transitory Rules involves the exercise of administrative and discretionary prerogatives of the PCC. On the substantive aspect, the PCC argued that the CA committed grave abuse of discretion in ruling that the SMC Transactions should be accorded the deemed approved status under the Transitory Rules. The PCC maintained that the Notice of the SMC Transactions was defective because it failed to provide the key terms thereof .

In the Supreme Court Resolution dated November 28, 2017, which was received by PLDT on December 27, 2017, the Supreme Court decided to consolidate the PCC’s Petition to Annul the Writ of Preliminary Injunction issued by the CA’s
12th Division with that of its Petition for Review on Certiorari assailing the decision of the CA on the merits.

PLDT received Globe’s Motion for Leave to File and Admit the Attached Rejoinder on February 13, 2018, which was denied by the Supreme Court in a Resolution dated March 13, 2018. On February 27, 2018, PLDT received notice of the Supreme Court’s Resolution dated January 30, 2018 directing PLDT and Globe to file their respective Comments to the Petition for Review on Certiorari without giving due course to the same.

PLDT filed its Comment on the Petition for Review on Certiorari on April 5, 2018. On April 11, 2018, PLDT received Globe’s Comment/Opposition [Re: Petition for Review on Certiorari dated December 11, 2017] dated March 4, 2018. On April 24, 2018, PLDT received the PCC’s Motion to Expunge [Respondent PLDT’s Comment on the Petition for Review on Certiorari] dated April 18, 2018. On May 9, 2018, PLDT filed a Motion for Leave to File and Admit the Attached Comment on the Petition for Review on Certiorari dated May 9, 2018.

The Supreme Court’s Resolution dated April 24, 2018 which granted PLDT's motion for an extension, was received by PLDT on June 5, 2018. It noted PLDT's Comment on the Petition for Review on Certiorari filed in compliance with the Supreme Court’s Resolution dated January 30, 2018 and required the PCC to file a Consolidated Reply to the comments within ten days from notice. The PCC’s Urgent Omnibus Motion for: (1) Partial Reconsideration of the Resolution dated
April 24, 2018; and (2) Additional Time dated June 11, 2018 was received by PLDT, through counsel, on June 20, 2018.

PCC filed its Consolidated Reply Ad Cautelam dated July 16, 2018, which was received on July 19, 2018. On July 26, 2018, PLDT received a Resolution dated June 19, 2018 where the Supreme Court resolved to grant PLDT’s Motion for Leave to File and Admit the Attached Comment, and PCC’s Motion for Extension to file a Comment/Opposition on/to PLDT’s Motion for Leave to File and Admit the Attached Comment.

PLDT received a Resolution dated July 3, 2018 where the Supreme Court resolved to deny the PCC’s motion to reconsider the Resolution dated April 24, 2018 and grant its motion for extension of time to file its reply to PLDT’s and Globe’s Comments on August 14, 2018, with a warning that no further extension will be given. On August 16, 2018, PLDT received a Resolution dated June 5, 2018 where the Supreme Court noted without action the Motion to Expunge by PCC in view of the Resolution dated April 24, 2018 granting the motion for extension of time to file a comment on the petition in
G.R. No. 234969.

PLDT received a Resolution dated August 7, 2018 where the Supreme Court noted the PCC’s Consolidated Reply Ad Cautelam on October 4, 2018.

PLDT received a Resolution dated March 3, 2020 requiring petitioners in G.R. No. 242352 (Atty. Joseph Lemuel Baligod Baquiran and Ferdinand C. Tecson v. NTC, et al.,) to file a Consolidated Reply to the comments on the petition within 10 days from notice on July 2, 2020.

PLDT received a Resolution dated June 30, 2020 where the Supreme Court resolved to Await the Consolidated Reply of the petitioners in G.R. No. 242352 as required in the resolution dated March 3, 2020, on September 2, 2020.

PLDT received a Resolution of the Supreme Court dated October 6, 2020 which granted the motions filed by the petitioners in G.R. No. 242352 to extend the filing of the Consolidated Reply until September 29, 2020, on November 16, 2020.

On February 8, 2021, PLDT received a Resolution where the Supreme Court noted the Consolidated Reply dated
September 29, 2020 filed by the Petitioners in G.R. 242352.

The consolidated petitions remain pending as of the date of this report.

VTI’s Tender Offer for the Minority Stockholders’ Shares in Liberty Telecom Holdings, Inc., or LIB

The voluntary tender offer to acquire the common shares of LIB, a subsidiary of VTI, which are held by the remaining minority shareholders, and the intention to delist the shares of LIB from the PSE was approved by the Board of Directors of VTI on August 18, 2016. On August 24, 2016, VTI, owner of 87.12% of the outstanding common shares of LIB, undertook the tender offer to purchase up to 165.88 million common shares owned by the remaining minority shareholders, representing 12.82% of LIB’s common stock, at a price of Php2.20 per share. The tender offer period ended on October 20, 2016, the extended expiration date, with over 107 million shares tendered, representing approximately 8.3% of LIB’s issued and outstanding common shares. The tendered shares were crossed at the PSE on November 4, 2016, with the settlement on November 9, 2016. The tender offer was undertaken in compliance with the PSE’s requirements for the voluntary delisting of LIB common shares from the PSE. The voluntary delisting of LIB was approved by the PSE effective November 21, 2016.

Following the conclusion of the tender offer, VTI now owns more than 95% of the issued and outstanding common shares, and 99.1% of the total issued and outstanding capital stock, of LIB.

Investment of Smart in TCI

R.A. 11202 or the “Mobile Number Portability, or MNP, Act” was enacted into a law on February 8, 2019. This act allows subscribers to change their subscription plans or service providers while allowing the subscribers to retain their current mobile numbers. In addition, no interconnection fee or charge shall be imposed for mobile domestic calls and SMS made by a subscriber.

Subsequently, Smart, along with Globe and Dito Telecommunity, Inc., or DITO, entered into an agreement to form a joint venture that will address the requirements of the MNP Act. The joint venture company, TCI was incorporated in the Philippines on December 26, 2019 and registered with the Philippine SEC on January 17, 2020. The primary purpose of the joint venture is to serve as a clearing house for MNP. TCI would ensure smooth implementation of mobile number porting services. On December 23, 2019, Smart subscribed Php10 million representing 33.3% equity interest in TCI, which is equivalent to 10 million shares at a subscription price of Php1.00 per share. In December 2020, Smart subscribed to additional 30 million shares, at a subscription price of Php1.00 per share, representing its 33.33% equity interest. The subscription price of Php30 million was settled in July 2021, upon TCI’s capital call.

The core services of MNP was made available by TCI on September 30, 2021. This allows subscribers to change their subscription plans or service providers while allowing the subscribers to retain their current mobile numbers.

Smart’s investment in TCI is recorded under investment in joint venture and is carried in the PLDT’s consolidated financial statements at equity method. The investment in TCI amounted to Php41 million and Php40 million as at December 31, 2023 and 2022, respectively.

Investment of PGIH in Multisys

The PLDT Board of Directors approved the investment of Php2,150 million in Multisys for a 45.73% equity interest through its wholly-owned subsidiary on November 8, 2018, PGIH. Multisys is a Philippine software development and IT solutions provider engaged in designing, developing, implementing business system solutions and services covering courseware, webpage development and designing user-defined system programming. PGIH’s investment involves the acquisition of new and existing shares.

PGIH completed the closing of its investment on December 3, 2018. Out of the total Php2,150 million investments, a balance of Php800 million subscription payable remained outstanding.

PLDT engaged an independent appraiser to determine the fair value adjustments relating to the acquisition. As at
December 3, 2018, our share in the fair value of the identifiable net assets and liabilities, which included technologies and customer relationships, amounted to Php1,357 million. Goodwill of Php1,031 million was determined based on the final results of the independent valuation. Goodwill arising from this acquisition and carrying amount of the identifiable net assets and liabilities, including deferred tax liability, and the related amortization through equity in net earnings were retrospectively adjusted accordingly. On February 1, 2019, the Philippine SEC approved the capital increase of Multisys.

Out of the total Php230 million contingent consideration, the owners of Multisys are entitled to Php170 million based on its 2019 performance. Subsequently in 2020, PGIH paid the owners Php170 million. The difference between the lower payout and the original contingent consideration was closed to profit and loss.

On various dates from 2021 to 2022, PGIH paid Php539 million of the subscription payable to Multisys.

On various dates in 2023, PGIH paid the remaining balance of Php261 million of the subscription payable to Multisys.

The subscription payable of PGIH to Multisys amounted to nil and Php261 million as at December 31, 2023 and 2022, respectively.

Acquisition of Additional Interest in Multisys/Business Combination

In 2022, PGIH acquired additional 227 common shares of Multisys from the existing holder, representing a 4.99% interest, for a total consideration of Php248 million, of which Php236 million was paid on the same day. The remaining balance of Php12 million is still outstanding as at December 31, 2023. As of and following this acquisition, PGIH owns 2,307 common shares representing 50.72% equity interest in Multisys which is considered a controlling interest, and in accordance with the First Restated Shareholders’ Agreement that the parties signed on the same date, PGIH is entitled to nominate three out of the five directors in Multisys who shall manage and control the operations of Multisys. Consequently, the results of operations and financial position of Multisys are consolidated with the PLDT Group effective in the fourth quarter of 2022.

The fair values of the identifiable assets and liabilities of Multisys at the date of acquisition are as follows:

Fair Values Recognized on Acquisition
(in million pesos)
Assets:
Property and equipment – net	100
Right-of-use assets – net	57
Intangible assets – net
Technologies	449
Customer contracts and relationships	220
Deferred tax assets – net	217
Work-in-progress	77
Other current assets	248
Cash and cash equivalents	55
Trade and other receivables – net	261
Total assets	1,684

Liabilities:
Trade and other payables	242
Deferred tax liability	96
Lease liability	46
Retirement benefit obligation	7
Total liabilities	391
1,293
Goodwill from the acquisition (Note 14)	1,565
Total identifiable assets acquired	2,858
Non-controlling interest	633
Purchase consideration transferred	2,225

Cash paid	248
Fair value of previous interest	1,977
2,225

The goodwill of Php1,565 million pertains to the difference between the total consideration and the fair value of the net assets acquired and can be attributed to financial and operational synergies. The fair value and net amount of trade and other receivables amounted to Php261 million and it is expected that the full contractual amounts can be collected.
See Note 14 – Goodwill and Intangible Assets.

Our consolidated net income would have decreased by Php776 million for the year ended December 31, 2022 had the acquisition of Multisys actually taken place on January 1, 2022. Total revenues and net loss of Multisys included in our consolidated income statements from July 29, 2022 to December 31, 2022 amounted to Php155 million and Php569 million, respectively.

Sale of Interest in Multisys

On January 5, 2024, PGIH entered into a Share Purchase Agreement for the sale of 227 common shares of Multisys, representing a 4.99% interest, for a total consideration of Php270 million. The sale transaction was completed on
January 12, 2024. In accordance with the Third Restated Shareholders’ and related Amendment Agreement that the parties signed on January 30, 2024 and March 1, 2024, respectively, PGIH remains entitled to nominate three out of the five directors in Multisys who shall manage and control the operations of Multisys. Thus, the results of operations and financial position of Multisys will continue to be consolidated with the PLDT Group.

Investment of PCEV in Maya Bank

Pursuant to the Investment Agreement dated September 21, 2021, PCEV, MIH and Voyager have agreed to invest in Maya Bank, to be carried out through the following transactions:

(i)
PCEV and MIH to subscribe to VFC shares and PFC shares (collectively, the Bank HoldCos shares);
(ii)
VFC and PFC (collectively, the Bank HoldCos) and Voyager to subscribe to Maya Bank shares;
(iii)
MIH to subscribe to convertible bonds to be issued by the Bank HoldCos, which are convertible to common shares of the Bank HoldCos; and
(iv)
MIH to subscribe to exchangeable bonds to be issued by the Bank HoldCos, which are exchangeable to common shares of Maya Bank held by the Bank HoldCos.

Based on the assessment and accounting principles of control as a basis of financial consolidation provided in IFRS 10, PCEV cannot demonstrate control over the Bank HoldCos requiring consolidation. PCEV will account for these investments as joint venture in accordance with IFRS 11 and IAS 28. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions.

Below is the summary of common B shares subscription at Php0.10 per share, representing 60% voting rights and 1.48% economic interest in the Bank HoldCos:

Date	Number of Shares Acquired
(in millions)
September 24, 2021	8.9
January 20, 2022	6.2
July 29, 2022	2.7
February 17, 2023	8.0
May 30, 2023	2.7
August 28, 2023	7.1
December 21, 2023	1.8

On February 15, 2024, PCEV entered into another subscription agreements with VFC and PFC to subscribe to 5.3 million Common B Shares each at a subscription price of Php0.10 per share, representing 60% voting rights and 1.48% economic interest in the Bank HoldCos.

PCEV’s investment in Bank HoldCos are recorded under investment in joint venture and are carried in the PLDT’s consolidated financial statements at equity method. As at December 31, 2023 and 2022, PCEV’s investment in each of the Bank HoldCos amounted to nil as its equity share in net losses of Bank HoldCos is recognized only up to the extent of its carrying value. The excess of the equity share in net losses over its carrying value amounted to Php10 million and
Php4 million as at December 31, 2023 and 2022, respectively.

Summarized financial information of individually immaterial joint ventures

As at December 31, 2021, the revenues, total comprehensive income and outstanding contingent liabilities or capital commitments of our individually immaterial joint investments in joint ventures amounted to Php754 million, Php13 million and Php620 million, respectively. There were no individually immaterial joint ventures as at December 31, 2023 and 2022.